Defined Contribution Plans (Details Narrative) - USD ($)	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Retirement Benefits [Abstract]
Contribution plan description	the Company makes either a Safe Harbor contribution match of 100% of each participant’s contribution up to 3% of salary, and 50% of the next 2% of salary contributed, or a 3% non-elective contribution for all eligible participants
Cost of contribution	$ 17,112	$ 6,997